OTHER LIABILITIES (Details 1)	12 Months Ended
Dec. 31, 2025 USD ($) shares
I P Related Obligation [Member]
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
ordinary shares description	IP-related obligation - related party
Issued date	February 2025
Shares issued | shares	15,798
Fair value of other liabilites | $	$ 275,000
Employee And Consultant [Member]
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
ordinary shares description	Employee and consultant obligations
Issued date	May 2025
Shares issued | shares	3,060
Fair value of other liabilites | $	$ 297,909
C E O I P O Bonus [Member]
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
ordinary shares description	CEO IPO bonus - related party
Issued date	July 2025
Shares issued | shares	10,088
Fair value of other liabilites | $	$ 504,400
Marketing Services [Member]
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
ordinary shares description	Marketing services obligation
Issued date	October 2025
Shares issued | shares	5,200
Fair value of other liabilites | $	$ 211,106
Total [Member]
Security Owned and Sold, Not yet Purchased, at Fair Value [Line Items]
ordinary shares description	Totals
Shares issued | shares	34,146
Fair value of other liabilites | $	$ 1,288,415